Financial instruments - Summary of exchange rates (Detail)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
CAD – USD
Disclosure of detailed information about financial instruments [line items]
Average rate	0.7979	0.7445
Reporting date rate	0.7822	0.7695
Euro – USD
Disclosure of detailed information about financial instruments [line items]
Average rate	1.1906	1.1325
Reporting date rate	1.1338	1.1928